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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2001.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


If amended report check here: [_]


     Berkowtz Capital Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     40 Fulton Street, 24th Floor, New York, New York  10038
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 587-2900
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 13TH day of AUGUST, 2001.


     Berkowtz Capital Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 77
Form 13F-HR Information Table Value Total: $ 212,534,600.00


NAME OF ISSUER                          TITLE       CLCUSIP NUMBER       FAIR MKT VALUE    SHARES/PRN AMOUNT   VOTING AUTHORITY
--------------                          -----       --------------       --------------    -----------------   ----------------
AOL Time Warner Inc                      Com           00184A105           10,600,000           200,000             Sole

ATI Technologies Inc                     Com           001941103              466,500            50,000             Sole

AT&T                                     8/20C         0019579HD              386,250             1,500             Sole

Altera Corp                              Com           021441100            5,075,000           175,000             Sole

Amazon.com Inc                           Com           023135106            5,306,250           375,000             Sole

Amazon.com Inc                           7/12.5C       0231359GQ              115,000               500             Sole

American Express Co.                     8/37.5C       0258169HU              297,500             1,000             Sole

American Express Co.                     7/37.5C       0258169GU              157,500               750             Sole

Analog Devices Inc.                      7/45P         0326549S1              540,000             2,000             Sole

Applied Micro Circuits Corp.             8/20P         0382279TD              607,500             1,500             Sole

BMC Software Inc.                        7/30P         0559219SF              170,000               250             Sole

BEA Systems Inc.                         7/35P         0733259SG              720,000             1,500             Sole

BEA Systems Inc.                         Com           073325102            3,071,000           100,000             Sole

Best Buy Co. Inc.                        Com           086516101            3,176,000            50,000             Sole

Broadwing Inc.                           Com           111620100            1,833,750            75,000             Sole

Casheflow Inc.                           Com           126946102            1,109,250           225,000             Sole

Ciena Corporation                        7/35C         1717709GG              267,500               500             Sole

Cisco Systems Inc.                       8/20P         17275R9TD            1,680,000             8,000             Sole

Citigroup Inc.                           7/55P         1729679SK              390,000             1,500             Sole

Clear Channel Com.                       7/60P         1845029SL               18,750               250             Sole

Dell Computer Corp.                      Com           247025109            9,152,500           350,000             Sole

EMC Corporation MASS                     Com           268648102              731,250            25,000             Sole

EMC Corporation MASS                     8/30P         2686489TF              646,875             2,250             Sole

E-Bay Inc.                               Com           278642103            1,712,250            25,000             Sole

Fairchild Corp Cl-A                      Com Class-A   303698104            3,505,000           500,000             Sole

Fedex Corp.                              Com           31428X106            4,020,000           100,000             Sole

Goldman Sachs Group                      7/90P         3814189SR              817,500             1,500             Sole

Home Depot Inc.                          Com           437076102           16,292,500           350,000             Sole

Illinois Tool Works                      Com           452308109            3,165,000            50,000             Sole

Intel Corp.                              8/27.5C       4581409HY              875,000             2,500             Sole

Intel Corp.                              8/32.5C       4581409HZ              225,000             2,500             Sole

Intel Corp.                              Com           458140100           11,700,000           400,000             Sole

International Business Machines          8/120C        4592009HD              590,000             2,000             Sole

International Business Machines          7/120P        4592009SD              271,250               350             Sole

International Business Machines          Com           459200101           15,255,000           135,000             Sole

JDS Uniphase Corp.                       Com           46612J101            1,250,000           100,000             Sole

JP Morgan Chase & Co.                    8/50P         46625H9TJ              595,000             1,000             Sole

Jabil Circuit Inc.                       Com           466313103            2,314,500            75,000             Sole

Jabil Circuit Inc.                       7/25C         4663139GE              483,750               750             Sole

Kraft Foods Inc.                         Com           50075N104            9,300,000           300,000             Sole

Lehman Brothers
Holdings Inc.                            Com           524908100            1,931,000            25,000             Sole

Lucent Technologies                      7/10C         5494639GB               30,000             6,000             Sole

Merck & Co.                              Com           589331107            9,586,500           150,000             Sole

Micron Technology Inc.                   7/40C         5951129GH              530,000             2,000             Sole

Micron Technology Inc.                   Com           595112103            4,110,000           100,000             Sole

Minnesota MNG. & MFG Co.                 Com           604059105            8,557,500            75,000             Sole

Motorola Inc.                            7/17.5P       6200769ST              285,000             2,000             Sole

Nasdaq 100 Trust                         7/48P         6311009SV            1,820,000             6,500             Sole

Network Appliance Inc.                   Com           64120L104              685,000            50,000             Sole

S&P 500 Index                            9/1,200P      6488129UT              270,500               100             Sole

Nextel Communications Inc.               8/12.5C       65332V9HR              401,250               750             Sole

Noble Affiliates Inc.                    Com           654894104            2,297,750            65,000             Sole

Nokia Cororation                         7/32.5C       6549029GZ                5,000             1,000             Sole

PMC Sierra Inc.                          8/35P         6934479TG            2,700,000             4,000             Sole

Park Place Entertainment Corp.           Com           700690100            2,420,000           200,000             Sole

Paychex Inc.                             8/40P         7043269TH               51,875               250             Sole

RF Micro Devices Inc.                    Com           749941100            2,022,750            75,000             Sole

Redback Networks Inc.                    7/15C         7572019GC               21,875             1,750             Sole

Redback Networks Inc.                    Com           757209101              446,000            50,000             Sole

Sanmina Corporation                      Com           800907107            3,511,500           150,000             Sole

Sun Microsystems Inc.                    8/15C         8668109HC            1,050,000             5,000             Sole

Sun Microsystems Inc.                    7/15C         8668109GC              427,500             3,000             Sole

Sun Microsystems Inc.                    Com           866810104           17,292,000         1,100,000             Sole

Symbol Technologies Inc.                 7/22.5P       8715099SX              228,125             1,250             Sole

Taiwan Semiconductor                     Ltd Ads       874039100            4,557,000           300,000             Sole

Teradyne Inc.                            7/27.5C       8807709GY              297,500               500             Sole

TheStreet.Com Inc.                       Com           88368Q103              189,600           126,400             Sole

UFP Technologies Inc.                    Com           902673102              122,448            76,530             Sole

UFP Technologies Inc.                    Com           902673102              149,552            93,470             Sole

Unilab Corp. New                         Com           904763208              252,000            10,000             Sole

Verisign Inc.                            Com           92343E102            6,001,000           100,000             Sole

Viacom Inc.CL-B                          Com Cl-B      925524308            3,881,250            75,000             Sole

Vignette Corp.                           Com           926734104            1,330,500           150,000             Sole

Vishay
Intertechnology Inc.                     8/20C         9282989HD              365,000             1,000             Sole

Wal Mart Stores Inc.                     Com           931142103            7,320,000           150,000             Sole

Waste Management                         Com           94106L109            2,311,500            75,000             Sole

Xilinx Inc.                              Com           983919101            6,186,000           150,000             Sole